Deferred Tax Assets And Deferred Tax Liabilities - Summary Of Deductible Losses That Are Not Recognized As Deferred Tax Assets Expiration (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 4,110,264	¥ 2,678,583	¥ 2,088,415
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	140,510	292,860	120,824
In the second year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	30,725	158,709	311,547
In the third year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	263,706	31,349	165,722
In the fourth year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	463,798	262,656	33,378
Beyond five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	779,670	688,625	263,003
No due date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 2,431,855	¥ 1,244,384	¥ 1,193,941